Condensed Schedule Of Investments (USD $)	Dec. 31, 2011		Dec. 31, 2010
Schedule of Investments [Line Items]
Unrealized Gain (Loss) on Open Long Futures Contracts, Net	$ (860,221)		$ 3,125,524
Percent of Partners' Capital (Net Assets)	(2.47%)	[1]	6.26%	[1]
U.S. Government Securities [Member]
Schedule of Investments [Line Items]
Fair Value	27,673,158		29,082,108
Percent of Partners' Capital (Net Assets)	79.33%	[1]	58.23%	[1]
U.S. Government Securities [Member] | U.S. Treasury Bills Due 2/9/2012 At 0.19%, Principal Amount $2,510,000 [Member]
Schedule of Investments [Line Items]
Fair Value	2,509,478
Percent of Partners' Capital (Net Assets)	7.19%	[1]
U.S. Government Securities [Member] | U.S. Treasury Bills Due 3/8/2012 At 0.26%, Principal Amount $2,330,000 [Member]
Schedule of Investments [Line Items]
Fair Value	2,328,863
Percent of Partners' Capital (Net Assets)	6.68%	[1]
U.S. Government Securities [Member] | U.S. Treasury Bills Due 4/5/2012 At 0.20%, Principal Amount $3,300,000 [Member]
Schedule of Investments [Line Items]
Fair Value	3,298,273
Percent of Partners' Capital (Net Assets)	9.45%	[1]
U.S. Government Securities [Member] | U.S. Treasury Bills Due 5/3/2012 At 0.08%, Principal Amount $4,070,000 [Member]
Schedule of Investments [Line Items]
Fair Value	4,068,855
Percent of Partners' Capital (Net Assets)	11.66%	[1]
U.S. Government Securities [Member] | U.S. Treasury Bills Due 5/31/2012 At 0.18%, Principal Amount $3,678,000 [Member]
Schedule of Investments [Line Items]
Fair Value	3,675,215
Percent of Partners' Capital (Net Assets)	10.54%	[1]
U.S. Government Securities [Member] | U.S. Treasury Bills Due 6/28/2012 at 0.17%, Principal Amount $3,300,000 [Member]
Schedule of Investments [Line Items]
Fair Value	3,297,278
Percent of Partners' Capital (Net Assets)	9.45%	[1]
U.S. Government Securities [Member] | U.S. Treasury Bills Due 7/26/2012 At 0.06%, Principal Amount $2,000,000 [Member]
Schedule of Investments [Line Items]
Fair Value	1,999,319
Percent of Partners' Capital (Net Assets)	5.73%	[1]
U.S. Government Securities [Member] | U.S. Treasury Bills Due 8/23/2012 At 0.09%, Principal Amount $3,400,000 [Member]
Schedule of Investments [Line Items]
Fair Value	3,398,046
Percent of Partners' Capital (Net Assets)	9.74%	[1]
U.S. Government Securities [Member] | U.S. Treasury Bills Due 10/18/2012 At 0.10%, Principal Amount $1,000,000 [Member]
Schedule of Investments [Line Items]
Fair Value	999,213
Percent of Partners' Capital (Net Assets)	2.87%	[1]
U.S. Government Securities [Member] | U.S. Treasury Bills Due 1/13/2011 At 0.08%, Principal Amount $2,800,000 [Member]
Schedule of Investments [Line Items]
Fair Value			2,799,922
Percent of Partners' Capital (Net Assets)			5.61%	[1]
U.S. Government Securities [Member] | U.S. Treasury Bills Due 8/23/2012 At 0.09%, Principal Amount $2,100,000 [Member]
Schedule of Investments [Line Items]
Fair Value	2,098,618
Percent of Partners' Capital (Net Assets)	6.02%	[1]
U.S. Government Securities [Member] | U.S. Treasury Bills Due 1/27/2011 At 0.11%, Principal Amount $5,500,000 [Member]
Schedule of Investments [Line Items]
Fair Value			5,499,586
Percent of Partners' Capital (Net Assets)			11.01%	[1]
U.S. Government Securities [Member] | U.S. Treasury Bills Due 2/24/2011 At 0.12%, Principal Amount $2,300,000 [Member]
Schedule of Investments [Line Items]
Fair Value			2,299,591
Percent of Partners' Capital (Net Assets)			4.60%	[1]
U.S. Government Securities [Member] | U.S. Treasury Bills Due 4/21/2011 At 0.16%, Principal Amount $3,300,000 [Member]
Schedule of Investments [Line Items]
Fair Value			3,298,406
Percent of Partners' Capital (Net Assets)			6.61%	[1]
U.S. Government Securities [Member] | U.S. Treasury Bills Due 5/26/2011 At 0.18%, Principal Amount $3,500,000 [Member]
Schedule of Investments [Line Items]
Fair Value			3,497,545
Percent of Partners' Capital (Net Assets)			7.00%	[1]
U.S. Government Securities [Member] | U.S. Treasury Bills Due 6/30/2011 At 0.17%, Principal Amount $3,300,000 [Member]
Schedule of Investments [Line Items]
Fair Value			3,297,239
Percent of Partners' Capital (Net Assets)			6.60%	[1]
U.S. Government Securities [Member] | U.S. Treasury Bills Due 7/28/2011 At 0.17% Principal Amount $3,400,000 [Member]
Schedule of Investments [Line Items]
Fair Value			3,396,700
Percent of Partners' Capital (Net Assets)			6.80%	[1]
U.S. Government Securities [Member] | U.S. Treasury Bills Due 8/25/2011 At 0.18% Principal Amount $2,000,000 [Member]
Schedule of Investments [Line Items]
Fair Value			1,997,712
Percent of Partners' Capital (Net Assets)			4.00%	[1]
U.S. Government Securities [Member] | U.S. Treasury Bills Due 9/22/2011 At 0.20% Principal Amount $2,000,000 [Member]
Schedule of Investments [Line Items]
Fair Value			1,997,144
Percent of Partners' Capital (Net Assets)			4.00%	[1]
U.S. Government Securities [Member] | U.S. Treasury Bills Due 10/20/2011 At 0.22% Principal Amount $1,000,000 [Member]
Schedule of Investments [Line Items]
Fair Value			998,263
Percent of Partners' Capital (Net Assets)			2.00%	[1]
Futures Contracts [Member] | U.S. Futures Positions [Member]
Schedule of Investments [Line Items]
Unrealized Gain (Loss) on Open Long Futures Contracts, Net	(644,565)		2,561,022
Percent of Partners' Capital (Net Assets)	(1.85%)	[1]	5.13%	[1]
Futures Contracts [Member] | U.S. Futures Positions [Member] | Agricultural [Member]
Schedule of Investments [Line Items]
Unrealized Gain (Loss) on Open Long Futures Contracts, Net	(235,456)		1,719,954
Percent of Partners' Capital (Net Assets)	(0.68%)	[1]	3.45%	[1]
Futures Contracts [Member] | U.S. Futures Positions [Member] | Metals [Member]
Schedule of Investments [Line Items]
Unrealized Gain (Loss) on Open Long Futures Contracts, Net	(227,120)		361,250
Percent of Partners' Capital (Net Assets)	(0.65%)	[1]	0.72%	[1]
Futures Contracts [Member] | U.S. Futures Positions [Member] | Energy [Member]
Schedule of Investments [Line Items]
Unrealized Gain (Loss) on Open Long Futures Contracts, Net	(181,989)		479,818
Percent of Partners' Capital (Net Assets)	(0.52%)	[1]	0.96%	[1]
Futures Contracts [Member] | Foreign Futures Positions [Member]
Schedule of Investments [Line Items]
Unrealized Gain (Loss) on Open Long Futures Contracts, Net	(215,656)		564,502
Percent of Partners' Capital (Net Assets)	(0.62%)	[1]	1.13%	[1]
Futures Contracts [Member] | Foreign Futures Positions [Member] | Agricultural [Member]
Schedule of Investments [Line Items]
Fair Value	35,348
Unrealized Gain (Loss) on Open Long Futures Contracts, Net			79,167
Percent of Partners' Capital (Net Assets)	0.10%	[1]	0.16%	[1]
Futures Contracts [Member] | Foreign Futures Positions [Member] | Metals [Member]
Schedule of Investments [Line Items]
Unrealized Gain (Loss) on Open Long Futures Contracts, Net	$ (251,004)		$ 485,335
Percent of Partners' Capital (Net Assets)	(0.72%)	[1]	0.97%	[1]

[1]	No individual futures contract position constitutes greater than 1 percent of Partners' Capital (Net Assets).